Transamerica Balanced II

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 60.1%
Aerospace & Defense - 0.6%
General Dynamics Corp.	808	$ 118,517
Northrop Grumman Corp.	872	249,924
Raytheon Technologies Corp.	5,456	364,079

		732,520

Air Freight & Logistics - 0.3%
FedEx Corp.	1,611	379,133

Airlines - 0.2%
Delta Air Lines, Inc.	2,319	88,029
Southwest Airlines Co.	3,007	132,128

		220,157

Auto Components - 0.1%
Magna International, Inc.	2,204	154,831

Automobiles - 1.2%
General Motors Co.	4,261	215,948
Tesla, Inc. (A)	1,708	1,355,349

		1,571,297

Banks - 1.9%
Bank of America Corp.	13,235	392,418
Citigroup, Inc.	8,008	464,384
KeyCorp	18,122	305,537
Regions Financial Corp.	13,983	237,851
Truist Financial Corp.	5,344	256,405
US Bancorp	6,457	276,682
Wells Fargo & Co.	18,233	544,802

		2,478,079

Beverages - 0.7%
Coca-Cola Co.	12,062	580,785
Constellation Brands, Inc., Class A	1,317	277,795

		858,580

Biotechnology - 1.5%
AbbVie, Inc.	8,002	820,045
Alexion Pharmaceuticals, Inc. (A)	2,226	341,313
Amgen, Inc.	252	60,840
Biogen, Inc. (A)	662	187,088
Regeneron Pharmaceuticals, Inc. (A)	445	224,209
Vertex Pharmaceuticals, Inc. (A)	1,314	301,011

		1,934,506

Building Products - 0.6%
Masco Corp.	4,670	253,628
Trane Technologies PLC	3,414	489,397

		743,025

Capital Markets - 2.0%
Goldman Sachs Group, Inc.	1,566	424,652
Intercontinental Exchange, Inc.	3,348	369,452
MarketAxess Holdings, Inc.	186	100,581
Morgan Stanley	9,257	620,682
MSCI, Inc.	113	44,669
S&P Global, Inc.	1,933	612,761
State Street Corp.	3,764	263,480
T. Rowe Price Group, Inc.	496	77,614

		2,513,891

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.1%
Air Products & Chemicals, Inc.	530	$ 141,383
Celanese Corp.	852	104,072
DuPont de Nemours, Inc.	1,780	141,421
Eastman Chemical Co.	3,608	354,847
Linde PLC	922	226,259
LyondellBasell Industries NV, Class A	1,223	104,884
PPG Industries, Inc.	2,473	333,138

		1,406,004

Commercial Services & Supplies - 0.1%
Cintas Corp.	257	81,757

Communications Equipment - 0.2%
Cisco Systems, Inc.	5,387	240,152
Motorola Solutions, Inc.	238	39,877

		280,029

Consumer Finance - 0.3%
Capital One Financial Corp.	3,363	350,626

Containers & Packaging - 0.3%
Avery Dennison Corp.	211	31,833
Crown Holdings, Inc. (A)	1,372	123,686
Packaging Corp. of America	478	64,272
WestRock Co.	3,347	138,666

		358,457

Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc., Class B (A)	5,301	1,207,939
Voya Financial, Inc.	901	49,969

		1,257,908

Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	10,099	552,920

Electric Utilities - 0.9%
Exelon Corp.	2,631	109,345
NextEra Energy, Inc.	9,884	799,319
Xcel Energy, Inc.	2,768	177,124

		1,085,788

Electrical Equipment - 0.3%
Eaton Corp. PLC	3,770	443,729

Entertainment - 1.0%
Netflix, Inc. (A)	1,658	882,703
Walt Disney Co. (A)	2,050	344,748

		1,227,451

Equity Real Estate Investment Trusts - 1.1%
Camden Property Trust	1,732	176,924
Equinix, Inc.	484	358,141
Equity Lifestyle Properties, Inc.	1,006	61,205
Mid-America Apartment Communities, Inc.	1,075	142,706
Prologis, Inc.	3,627	374,306
Public Storage	233	53,035
Realty Income Corp.	516	30,475
Sun Communities, Inc.	330	47,233
UDR, Inc.	715	27,492
Ventas, Inc.	1,899	87,487

		1,359,004

Transamerica Funds	Page 1

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing - 0.3%
Costco Wholesale Corp.	763	$ 268,904
Kroger Co.	2,952	101,844

		370,748

Food Products - 0.4%
Mondelez International, Inc., Class A	8,405	465,973

Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	1,789	221,103
ABIOMED, Inc. (A)	110	38,307
Baxter International, Inc.	4,048	311,008
Becton Dickinson & Co.	700	183,253
Boston Scientific Corp. (A)	8,568	303,650
DexCom, Inc. (A)	228	85,466
Edwards Lifesciences Corp. (A)	891	73,579
Intuitive Surgical, Inc. (A)	164	122,613
Medtronic PLC	6,146	684,234
Zimmer Biomet Holdings, Inc.	2,824	433,964

		2,457,177

Health Care Providers & Services - 1.6%
Anthem, Inc.	633	187,988
Centene Corp. (A)	787	47,456
Cigna Corp.	2,090	453,635
McKesson Corp.	2,096	365,689
UnitedHealth Group, Inc.	2,890	964,046

		2,018,814

Hotels, Restaurants & Leisure - 0.4%
Hilton Worldwide Holdings, Inc.	1,851	187,673
Royal Caribbean Cruises, Ltd.	463	30,095
Yum! Brands, Inc.	2,469	250,579

		468,347

Household Durables - 0.3%
D.R. Horton, Inc.	340	26,112
Lennar Corp., Class A	4,012	333,598

		359,710

Household Products - 1.0%
Kimberly-Clark Corp.	2,548	336,591
Procter & Gamble Co.	7,365	944,266

		1,280,857

Industrial Conglomerates - 0.5%
Honeywell International, Inc.	3,513	686,335

Insurance - 1.1%
Allstate Corp.	2,240	240,083
American International Group, Inc.	2,117	79,261
Chubb, Ltd.	1,732	252,300
Hartford Financial Services Group, Inc.	4,332	208,023
Marsh & McLennan Cos., Inc.	855	93,973
Progressive Corp.	4,814	419,733
Prudential Financial, Inc.	937	73,348

		1,366,721

Interactive Media & Services - 3.6%
Alphabet, Inc., Class A (A)	929	1,697,617
Alphabet, Inc., Class C (A)	744	1,365,791
Facebook, Inc., Class A (A)	5,794	1,496,764

		4,560,172

	Shares	Value
COMMON STOCKS (continued)
Internet & Direct Marketing Retail - 3.2%
Amazon.com, Inc. (A)	1,169	$ 3,748,048
Booking Holdings, Inc. (A)	167	324,703

		4,072,751

IT Services - 3.5%
Accenture PLC, Class A	3,428	829,302
Booz Allen Hamilton Holding Corp.	1,348	114,809
FleetCor Technologies, Inc. (A)	210	50,978
International Business Machines Corp.	2,139	254,776
Leidos Holdings, Inc.	2,840	301,210
Mastercard, Inc., Class A	3,633	1,149,082
PayPal Holdings, Inc. (A)	3,830	897,407
Visa, Inc., Class A	4,145	801,021

		4,398,585

Life Sciences Tools & Services - 1.0%
Illumina, Inc. (A)	558	237,953
Thermo Fisher Scientific, Inc.	1,881	958,746
Waters Corp. (A)	168	44,465

		1,241,164

Machinery - 1.3%
Cummins, Inc.	736	172,533
Deere & Co.	2,016	582,221
Parker-Hannifin Corp.	1,385	366,485
Snap-on, Inc.	704	126,713
Stanley Black & Decker, Inc.	2,226	386,188

		1,634,140

Media - 1.1%
Altice USA, Inc., Class A (A)	2,550	90,704
Charter Communications, Inc., Class A (A)	889	540,121
Comcast Corp., Class A	14,999	743,500

		1,374,325

Metals & Mining - 0.1%
Newmont Corp.	1,931	115,088

Multi-Utilities - 0.8%
Ameren Corp.	3,116	226,596
CMS Energy Corp.	2,724	154,941
DTE Energy Co.	1,435	170,363
Public Service Enterprise Group, Inc.	3,208	181,027
Sempra Energy	2,192	271,282

		1,004,209

Multiline Retail - 0.3%
Dollar Tree, Inc. (A)	1,704	173,228
Target Corp.	1,204	218,129

		391,357

Oil, Gas & Consumable Fuels - 1.5%
Cabot Oil & Gas Corp.	1,160	21,263
Cheniere Energy, Inc. (A)	1,481	93,792
Chevron Corp.	5,874	500,465
ConocoPhillips	3,103	124,213
Diamondback Energy, Inc.	2,093	118,652
EOG Resources, Inc.	4,663	237,626
Kinder Morgan, Inc.	5,332	75,075
Phillips 66	2,650	179,670
Pioneer Natural Resources Co.	2,518	304,426
Williams Cos., Inc.	9,804	208,139

		1,863,321

Transamerica Funds	Page 2

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	968	$ 229,077

Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co.	11,817	725,918
Eli Lilly & Co.	3,745	778,848
Johnson & Johnson	3,897	635,718
Merck & Co., Inc.	7,397	570,087
Pfizer, Inc.	2,115	75,928

		2,786,499

Professional Services - 0.1%
Verisk Analytics, Inc.	394	72,299

Road & Rail - 0.8%
CSX Corp.	1,367	117,227
Lyft, Inc., Class A (A)	2,046	90,965
Norfolk Southern Corp.	2,542	601,488
Union Pacific Corp.	1,255	247,825

		1,057,505

Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (A)	4,661	399,168
Analog Devices, Inc.	3,726	548,952
Applied Materials, Inc.	6,480	626,486
Intel Corp.	3,715	206,220
Lam Research Corp.	975	471,851
Microchip Technology, Inc.	1,455	198,040
Micron Technology, Inc. (A)	1,729	135,329
NVIDIA Corp.	1,243	645,850
NXP Semiconductors NV	2,424	388,979
Qorvo, Inc. (A)	774	132,261
QUALCOMM, Inc.	872	136,276
Texas Instruments, Inc.	4,579	758,695

		4,648,107

Software - 5.1%
Fortinet, Inc. (A)	348	50,373
Intuit, Inc.	1,556	562,074
Microsoft Corp.	21,813	5,059,744
salesforce.com, Inc. (A)	2,940	663,146
Workday, Inc., Class A (A)	742	168,827

		6,504,164

Specialty Retail - 2.1%
AutoZone, Inc. (A)	319	356,760
Best Buy Co., Inc.	3,612	393,058
Home Depot, Inc.	2,638	714,423
Lowe’s Cos., Inc.	4,555	760,002
O’Reilly Automotive, Inc. (A)	387	164,657
TJX Cos., Inc.	5,199	332,944

		2,721,844

Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	40,896	5,396,636
Seagate Technology PLC	4,774	315,657

		5,712,293

Textiles, Apparel & Luxury Goods - 0.5%
Carter’s, Inc.	1,821	160,321
NIKE, Inc., Class B	3,940	526,344

		686,665

	Shares	Value
COMMON STOCKS (continued)
Tobacco - 0.7%
Altria Group, Inc.	9,816	$ 403,241
Philip Morris International, Inc.	6,410	510,557

		913,798

Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc. (A)	4,649	586,146

Total Common Stocks (Cost $51,966,770)		76,037,883

PREFERRED STOCK - 0.0% (B)
Electric Utilities - 0.0% (B)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (C)	320	7,782

Total Preferred Stock (Cost $8,784)		7,782

	Principal	Value
ASSET-BACKED SECURITIES - 2.9%
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.93%, 1.15% (C), 07/18/2027 (D)	$ 203,603	203,648
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (D)	32,631	33,479
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (D)	30,456	30,479
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR,
3-Month LIBOR + 1.21%, 1.44% (C), 10/18/2030 (D)	250,000	250,248
JGWPT XXVI LLC
Series 2012-2A, Class A,
3.84%, 10/15/2059 (D)	136,480	153,549
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (D)	138,593	150,135
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (D)	48,390	49,655
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (D)	17,174	17,247
Series 2016-1A, Class A,
2.25%, 12/20/2033 (D)	19,381	19,625
New Residential Advance Receivables Trust
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (D)	200,000	201,083
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (D)	455,000	457,343
Octagon Investment Partners 33, Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 1.41% (C), 01/20/2031 (D)	200,000	200,009

Transamerica Funds	Page 3

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ocwen Master Advance Receivables Trust
Series 2020-T1, Class AT1,
1.28%, 08/15/2052 (D)	$ 118,000	$ 118,685
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (D)	70,467	71,569
Series 2019-A, Class A,
3.06%, 04/09/2038 (D)	111,193	116,299
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1R2,
3-Month LIBOR + 1.10%, 1.32% (C), 07/20/2030 (D)	250,000	249,696
Sierra Timeshare Receivables Funding LLC
Series 2016-2A, Class A,
2.33%, 07/20/2033 (D)	11,461	11,485
SolarCity LMC LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (D)	109,271	111,372
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (C), 03/25/2054 (D)	10,465	10,482
Series 2015-5, Class A1B,
2.75% (C), 05/25/2055 (D)	20,815	20,886
Series 2016-1, Class A1B,
2.75% (C), 02/25/2055 (D)	23,697	23,889
Series 2016-2, Class A1A,
2.75% (C), 08/25/2055 (D)	34,059	34,425
Series 2017-1, Class A1,
2.75% (C), 10/25/2056 (D)	70,367	71,673
Series 2017-3, Class A1,
2.75% (C), 07/25/2057 (D)	40,405	41,280
Series 2017-6, Class A1,
2.75% (C), 10/25/2057 (D)	55,509	57,151
Series 2018-1, Class A1,
3.00% (C), 01/25/2058 (D)	95,172	98,275
Series 2018-3, Class A1,
3.75% (C), 05/25/2058 (D)	159,124	169,807
Series 2018-4, Class A1,
3.00% (C), 06/25/2058 (D)	219,017	232,494
Series 2020-4, Class A1,
1.75%, 10/25/2060 (D)	199,965	205,277
VB-S1 Issuer LLC
Series 2018-1A, Class C,
3.41%, 02/15/2048 (D)	145,000	149,782
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (D)	20,199	20,321
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (D)	50,622	51,704

Total Asset-Backed Securities (Cost $3,565,010)		3,633,052

CORPORATE DEBT SECURITIES - 15.1%
Aerospace & Defense - 0.3%
BAE Systems PLC
3.40%, 04/15/2030 (D)	41,000	45,684
Boeing Co.
3.50%, 03/01/2039	91,000	89,895
5.15%, 05/01/2030	85,000	100,819

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
Huntington Ingalls Industries, Inc.
3.84%, 05/01/2025	$ 36,000	$ 40,158
L3 Harris Technologies, Inc.
2.90%, 12/15/2029	49,000	53,428

		329,984

Airlines - 0.2%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	51,147	50,566
Delta Air Lines Pass-Through Trust
6.82%, 02/10/2024	106,656	109,895
JetBlue Pass-Through Trust
2.75%, 11/15/2033	83,818	83,138
United Airlines Pass-Through Trust
3.75%, 03/03/2028	63,193	64,921

		308,520

Auto Components - 0.0% (B)
BorgWarner, Inc.
3.38%, 03/15/2025 (E)	36,000	39,572

Automobiles - 0.1%
Ford Motor Co.
4.35%, 12/08/2026 (E)	63,000	67,359
General Motors Co.
4.88%, 10/02/2023	23,000	25,412
6.25%, 10/02/2043	15,000	20,250

		113,021

Banks - 2.5%
Australia & New Zealand Banking Group, Ltd.
Fixed until 11/25/2030, 2.57% (C), 11/25/2035 (D)	200,000	199,266
Banco Santander SA
2.75%, 12/03/2030	200,000	201,775
Bank of America Corp.
Fixed until 02/13/2030, 2.50% (C), 02/13/2031, MTN	248,000	258,264
Fixed until 06/19/2040, 2.68% (C), 06/19/2041, MTN	71,000	70,760
Fixed until 12/20/2027, 3.42% (C), 12/20/2028	63,000	70,563
Barclays PLC
5.20%, 05/12/2026	200,000	231,376
CIT Group, Inc.
4.13%, 03/09/2021	10,000	10,005
Citigroup, Inc.
Fixed until 10/27/2027, 3.52% (C), 10/27/2028	219,000	245,596
Commerzbank AG
8.13%, 09/19/2023 (D)	255,000	295,175
Credit Agricole SA
3.25%, 01/14/2030 (D)	250,000	269,705
Discover Bank
4.65%, 09/13/2028	250,000	295,625
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (D)	65,000	70,762
JPMorgan Chase & Co.
Fixed until 02/04/2031, 1.95% (C), 02/04/2032	58,000	57,897
Fixed until 05/13/2030, 2.96% (C), 05/13/2031	166,000	177,397
Fixed until 04/22/2040, 3.11% (C), 04/22/2041	97,000	104,600

Transamerica Funds	Page 4

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
4.13%, 12/15/2026	$ 85,000	$ 99,009
Macquarie Bank, Ltd.
3.62%, 06/03/2030 (D)	231,000	249,637
Wells Fargo & Co.
Fixed until 03/15/2026 (F), 3.90% (C)	35,000	35,000
4.10%, 06/03/2026, MTN	167,000	190,747
Fixed until 06/15/2024 (F), 5.90% (C)	40,000	42,215

		3,175,374

Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/2025	78,000	88,157
4.44%, 10/06/2048	57,000	68,155
4.75%, 01/23/2029	78,000	94,488
Constellation Brands, Inc.
3.15%, 08/01/2029	40,000	43,938
3.70%, 12/06/2026	16,000	18,194
Keurig Dr. Pepper, Inc.
3.20%, 05/01/2030	56,000	62,059

		374,991

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 05/14/2026	47,000	51,748
4.05%, 11/21/2039	40,000	46,568
Amgen, Inc.
2.20%, 02/21/2027	65,000	68,743
Biogen, Inc.
2.25%, 05/01/2030	42,000	43,144
Gilead Sciences, Inc.
4.15%, 03/01/2047	24,000	28,599

		238,802

Building Products - 0.1%
Carrier Global Corp.
2.72%, 02/15/2030	74,000	78,204

Capital Markets - 0.5%
Deutsche Bank AG
Fixed until 09/18/2030, 3.55% (C), 09/18/2031	150,000	157,738
Goldman Sachs Group, Inc.
6.75%, 10/01/2037	85,000	125,638
Lazard Group LLC
4.50%, 09/19/2028	94,000	111,397
Morgan Stanley
Fixed until 01/22/2030, 2.70% (C), 01/22/2031, MTN	81,000	85,990
3.70%, 10/23/2024, MTN	127,000	140,952
5.00%, 11/24/2025	60,000	70,822

		692,537

Chemicals - 0.1%
Nutrition & Biosciences, Inc.
2.30%, 11/01/2030 (D)	74,000	75,373

Commercial Services & Supplies - 0.3%
Ashtead Capital, Inc.
4.25%, 11/01/2029 (D)	200,000	220,042
ERAC USA Finance LLC
3.85%, 11/15/2024 (D)	111,000	123,542
Waste Connections, Inc.
2.60%, 02/01/2030	57,000	60,524

		404,108

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment - 0.1%
Nokia OYJ
3.38%, 06/12/2022	$ 92,000	$ 94,990

Construction & Engineering - 0.5%
Quanta Services, Inc.
2.90%, 10/01/2030	56,000	59,782
SBA Tower Trust
1.88%, 07/15/2050 (D)	56,000	58,299
2.84%, 01/15/2050 (D)	300,000	321,403
3.17%, 04/09/2047 (D)	110,000	110,857
3.45%, 03/15/2048 (D)	78,000	82,863

		633,204

Construction Materials - 0.2%
LafargeHolcim Finance LLC
4.75%, 09/22/2046 (D)	200,000	238,567

Consumer Finance - 0.1%
Ally Financial, Inc.
3.88%, 05/21/2024	52,000	56,724
American Express Co.
4.05%, 12/03/2042	40,000	49,441
BMW US Capital LLC
2.80%, 04/11/2026 (D)	65,000	70,537

		176,702

Diversified Consumer Services - 0.0% (B)
President & Fellows of Harvard College
3.62%, 10/01/2037	13,000	15,983

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 09/15/2023	186,000	201,349
Aviation Capital Group LLC
1.95%, 01/30/2026 (D)	49,000	48,623
5.50%, 12/15/2024 (D)	147,000	165,980
Element Fleet Management Corp.
3.85%, 06/15/2025 (D)	56,000	59,698
Kaupthing Bank
7.63%, 02/28/2020 (D) (G) (H) (I)	710,000	0

		475,650

Diversified Telecommunication Services - 0.4%
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	74,000	75,597
Level 3 Financing, Inc.
3.40%, 03/01/2027 (D)	60,000	65,740
Sprint Capital Corp.
6.88%, 11/15/2028	24,000	30,874
Verizon Communications, Inc.
1.68%, 10/30/2030 (D)	221,000	215,077
2.99%, 10/30/2056 (D)	105,000	100,269

		487,557

Electric Utilities - 0.7%
Appalachian Power Co.
3.40%, 06/01/2025	86,000	94,176
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	34,000	42,221
DTE Electric Co.
4.30%, 07/01/2044	139,000	173,423
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	176,000	193,953

Transamerica Funds	Page 5

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Duke Energy Progress LLC
3.60%, 09/15/2047	$ 64,000	$ 73,483
Entergy Arkansas LLC
3.70%, 06/01/2024	48,000	52,640
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	8,000	8,332
5.30%, 06/01/2042 (E)	20,000	28,221
Pacific Gas & Electric Co.
2.50%, 02/01/2031	69,000	68,559
PacifiCorp
3.60%, 04/01/2024	61,000	66,452
5.75%, 04/01/2037	20,000	27,635
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	49,000	53,429

		882,524

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp.
2.80%, 02/15/2030	63,000	68,162
Arrow Electronics, Inc.
3.88%, 01/12/2028	83,000	93,319
Keysight Technologies, Inc.
4.60%, 04/06/2027	86,000	102,336
Sensata Technologies, Inc.
4.38%, 02/15/2030 (D) (E)	50,000	53,813

		317,630

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (D)	90,000	100,912
Schlumberger Investment SA
3.65%, 12/01/2023	26,000	28,112

		129,024

Equity Real Estate Investment Trusts - 0.9%
Agree, LP
2.90%, 10/01/2030	35,000	36,942
American Tower Trust #1
3.65%, 03/15/2048 (D)	120,000	130,420
Corporate Office Properties, LP
2.25%, 03/15/2026	35,000	36,332
CyrusOne, LP / CyrusOne Finance Corp.
2.90%, 11/15/2024	61,000	65,007
Equinix, Inc.
5.38%, 05/15/2027	64,000	69,467
Federal Realty Investment Trust
1.25%, 02/15/2026	65,000	65,780
Healthcare Trust of America Holdings, LP
3.10%, 02/15/2030	53,000	57,263
Healthpeak Properties, Inc.
3.50%, 07/15/2029	46,000	51,794
Highwoods Realty, LP
3.05%, 02/15/2030	142,000	149,061
Life Storage, LP
4.00%, 06/15/2029	47,000	54,037
Mid-America Apartments, LP
1.70%, 02/15/2031	43,000	42,261
National Retail Properties, Inc.
2.50%, 04/15/2030	70,000	72,161
Realty Income Corp.
3.25%, 01/15/2031	31,000	34,476
Simon Property Group, LP
1.75%, 02/01/2028	67,000	67,273
VEREIT Operating Partnership, LP
2.20%, 06/15/2028	69,000	70,521

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Weyerhaeuser Co.
4.00%, 04/15/2030	$ 69,000	$ 80,366
WP Carey, Inc.
2.40%, 02/01/2031	28,000	28,609

		1,111,770

Food & Staples Retailing - 0.3%
7-Eleven, Inc.
1.80%, 02/10/2031 (D) (J)	123,000	121,793
Sysco Corp.
3.30%, 07/15/2026	64,000	70,808
Walmart, Inc.
3.63%, 12/15/2047	107,000	128,319

		320,920

Food Products - 0.1%
Campbell Soup Co.
2.38%, 04/24/2030 (E)	90,000	93,335
Cargill, Inc.
1.70%, 02/02/2031 (D)	50,000	49,879

		143,214

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories
1.40%, 06/30/2030	35,000	34,739
Alcon Finance Corp.
2.75%, 09/23/2026 (D)	200,000	218,480
Boston Scientific Corp.
4.70%, 03/01/2049	66,000	86,947
Danaher Corp.
2.60%, 10/01/2050	69,000	67,419
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	69,000	75,743
Smith & Nephew PLC
2.03%, 10/14/2030	71,000	71,248

		554,576

Health Care Providers & Services - 0.6%
Anthem, Inc.
2.25%, 05/15/2030	61,000	62,879
Centene Corp.
3.00%, 10/15/2030	80,000	83,676
3.38%, 02/15/2030	60,000	62,850
Cigna Corp.
2.40%, 03/15/2030	61,000	63,594
CVS Health Corp.
2.70%, 08/21/2040	50,000	48,747
3.75%, 04/01/2030	86,000	98,417
HCA, Inc.
4.13%, 06/15/2029	28,000	32,243
5.25%, 04/15/2025	16,000	18,653
Health Care Service Corp.
2.20%, 06/01/2030 (D)	75,000	77,741
Quest Diagnostics, Inc.
4.20%, 06/30/2029	92,000	109,866
UnitedHealth Group, Inc.
2.00%, 05/15/2030	56,000	57,776

		716,442

Household Durables - 0.1%
D.R. Horton, Inc.
4.38%, 09/15/2022	74,000	77,912

Transamerica Funds	Page 6

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Industrial Conglomerates - 0.1%
Carlisle Cos., Inc.
3.75%, 12/01/2027	$ 72,000	$ 81,965
General Electric Co.
6.88%, 01/10/2039, MTN	16,000	22,974

		104,939

Insurance - 0.5%
Allianz SE
Fixed until 11/17/2025 (F), 3.50% (C) (D)	200,000	201,876
American International Group, Inc.
4.20%, 04/01/2028	56,000	65,554
4.25%, 03/15/2029	46,000	54,488
Markel Corp.
3.35%, 09/17/2029	101,000	112,350
Pacific LifeCorp
3.35%, 09/15/2050(D)	40,000	42,963
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (C), 10/01/2050	111,000	116,272
Reinsurance Group of America, Inc.
3.90%, 05/15/2029	78,000	88,752

		682,255

Interactive Media & Services - 0.3%
Alphabet, Inc.
1.10%, 08/15/2030	76,000	73,514
Baidu, Inc.
4.38%, 05/14/2024	200,000	220,353
Tencent Holdings, Ltd.
3.28%, 04/11/2024 (D)	97,000	103,062

		396,929

Internet & Direct Marketing Retail - 0.1%
Expedia Group, Inc.
3.80%, 02/15/2028	65,000	69,228

IT Services - 0.1%
Fidelity National Information Services, Inc.
3.75%, 05/21/2029	34,000	39,102
Fiserv, Inc.
3.50%, 07/01/2029	63,000	70,926

		110,028

Life Sciences Tools & Services - 0.0% (B)
Thermo Fisher Scientific, Inc.
5.30%, 02/01/2044	36,000	50,785

Machinery - 0.0% (B)
Xylem, Inc.
1.95%, 01/30/2028	45,000	46,878

Media - 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.80%, 03/01/2050	44,000	49,933
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (D)	35,000	35,744
NBCUniversal Media LLC
4.45%, 01/15/2043	38,000	47,811
ViacomCBS, Inc.
4.20%, 05/19/2032	44,000	52,054

		185,542

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 0.3%
Anglo American Capital PLC
4.00%, 09/11/2027 (D)	$ 200,000	$ 230,408
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	118,000	123,265

		353,673

Multi-Utilities - 0.1%
Black Hills Corp.
4.25%, 11/30/2023	71,000	77,690
CMS Energy Corp.
3.88%, 03/01/2024	17,000	18,507
4.88%, 03/01/2044	26,000	33,234
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	6,000	6,225

		135,656

Oil, Gas & Consumable Fuels - 1.0%
Boardwalk Pipelines, LP
3.40%, 02/15/2031	46,000	47,785
BP Capital Markets PLC
3.12%, 05/04/2026	174,000	188,959
Chevron USA, Inc.
3.25%, 10/15/2029	47,000	53,002
Energy Transfer Operating, LP
5.15%, 03/15/2045	133,000	139,937
5.95%, 10/01/2043 (E)	28,000	31,097
Enterprise Products Operating LLC
4.25%, 02/15/2048	104,000	116,696
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	52,000	56,746
Occidental Petroleum Corp.
5.55%, 03/15/2026	62,000	65,177
Petroleos Mexicanos
6.84%, 01/23/2030	139,000	139,695
7.69%, 01/23/2050	17,000	16,073
Pioneer Natural Resources Co.
2.15%, 01/15/2031	90,000	88,874
Plains All American Pipeline, LP / PAA Finance Corp.
3.55%, 12/15/2029 (E)	52,000	54,073
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	41,000	46,494
Shell International Finance BV
2.50%, 09/12/2026	103,000	111,186
3.75%, 09/12/2046	30,000	34,338
Williams Cos., Inc.
5.40%, 03/04/2044	28,000	33,995
7.88%, 09/01/2021	26,000	27,116

		1,251,243

Pharmaceuticals - 0.5%
AstraZeneca PLC
2.38%, 06/12/2022	65,000	66,678
4.00%, 01/17/2029	25,000	29,396
4.38%, 08/17/2048 (E)	34,000	43,813
Bayer US Finance II LLC
4.38%, 12/15/2028 (D)	200,000	234,270
Bristol-Myers Squibb Co.
1.45%, 11/13/2030	67,000	65,722
3.20%, 06/15/2026	38,000	42,430
Merck & Co., Inc.
3.40%, 03/07/2029	41,000	46,894
Royalty Pharma PLC
2.20%, 09/02/2030 (D)	77,000	77,642

Transamerica Funds	Page 7

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Viatris, Inc.
2.30%, 06/22/2027 (D)	$ 35,000	$ 36,853
Zoetis, Inc.
2.00%, 05/15/2030	42,000	42,546

		686,244

Professional Services - 0.2%
Equifax, Inc.
2.60%, 12/01/2024	52,000	55,442
Experian Finance PLC
2.75%, 03/08/2030 (D)	200,000	213,783

		269,225

Road & Rail - 0.2%
Avolon Holdings Funding, Ltd.
4.38%, 05/01/2026 (D)	120,000	130,023
5.50%, 01/15/2026 (D)	47,000	53,143
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	13,000	13,647
3.75%, 04/01/2024	8,000	8,760
CSX Corp.
3.80%, 11/01/2046 - 04/15/2050	74,000	86,082

		291,655

Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc.
1.95%, 02/15/2028 (D)	31,000	31,112
Intel Corp.
2.88%, 05/11/2024	68,000	73,031
KLA Corp.
3.30%, 03/01/2050	56,000	61,366
Lam Research Corp.
1.90%, 06/15/2030	48,000	49,008
3.75%, 03/15/2026	70,000	79,700
Micron Technology, Inc.
2.50%, 04/24/2023	31,000	32,340
NVIDIA Corp.
2.85%, 04/01/2030	60,000	66,000
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 05/01/2030 (D)	75,000	83,657
QUALCOMM, Inc.
3.25%, 05/20/2027	82,000	92,698
3.25%, 05/20/2050 (E)	39,000	43,180
TSMC Global, Ltd.
1.38%, 09/28/2030 (D)	200,000	194,379
Xilinx, Inc.
2.38%, 06/01/2030	64,000	66,203

		872,674

Software - 0.2%
Adobe, Inc.
2.15%, 02/01/2027	61,000	65,051
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	15,000	15,178
Infor, Inc.
1.75%, 07/15/2025 (D)	68,000	70,161
Intuit, Inc.
1.35%, 07/15/2027	49,000	49,689
Microsoft Corp.
3.30%, 02/06/2027	40,000	45,422

		245,501

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.65%, 05/11/2050	40,000	40,194
2.85%, 02/23/2023	83,000	87,193

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (D)	$ 60,000	$ 72,350
Hewlett Packard Enterprise Co.
4.45%, 10/02/2023	55,000	60,343
Seagate HDD Cayman
4.13%, 01/15/2031 (D)	12,000	12,571
Western Digital Corp.
4.75%, 02/15/2026	120,000	133,050

		405,701

Tobacco - 0.2%
Altria Group, Inc.
3.40%, 05/06/2030	55,000	60,321
BAT Capital Corp.
2.26%, 03/25/2028	128,000	130,533
4.91%, 04/02/2030	52,000	61,460

		252,314

Wireless Telecommunication Services - 0.4%
America Movil SAB de CV
3.13%, 07/16/2022	200,000	207,588
Crown Castle Towers LLC
3.22%, 05/15/2042 (D)	42,000	42,431
3.72%, 07/15/2043 (D)	105,000	109,720
Sprint Corp.
7.88%, 09/15/2023	42,000	48,510
T-Mobile USA, Inc.
3.88%, 04/15/2030 (D)	82,000	92,771

		501,020

Total Corporate Debt Securities (Cost $17,913,981)		19,118,641

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Colombia - 0.1%
Colombia Government International Bond
4.50%, 01/28/2026	200,000	224,502

Indonesia - 0.2%
Indonesia Government International Bond
5.38%, 10/17/2023 (D)	200,000	224,928

Mexico - 0.1%
Mexico Government International Bond
3.75%, 01/11/2028	116,000	129,076

Peru - 0.1%
Peru Government International Bond
7.35%, 07/21/2025	100,000	127,001

Total Foreign Government Obligations (Cost $646,674)		705,507

MORTGAGE-BACKED SECURITIES - 3.5%
Alternative Loan Trust
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	157,437	95,764
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (D)	100,000	99,006
Series 2012-TFT, Class C,
3.47% (C), 06/05/2030 (D)	315,000	177,305
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (D)	245,000	244,750

Transamerica Funds	Page 8

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	$ 24,209	$ 26,329
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	65,000	71,427
Series 2015-GC27, Class B,
3.77%, 02/10/2048	157,700	170,448
Citigroup Mortgage Loan Trust, Inc.
Series 2015-A, Class A1,
3.50% (C), 06/25/2058 (D)	24,998	25,464
Series 2018-RP1, Class A1,
3.00% (C), 09/25/2064 (D)	62,733	66,010
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (C), 08/10/2050	120,000	131,043
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (D)	100,000	99,011
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (D)	310,000	334,668
Series 2016-GCT, Class C,
3.46% (C), 08/10/2029 (D)	100,000	100,133
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (D)	132,000	127,973
CSMC Trust
Series 2014-4R, Class 21A1,
1-Month LIBOR + 0.33%, 0.81% (C), 12/27/2035 (D)	41,909	41,846
Series 2021-RPL2, Class A1A,
1.11% (C), 01/25/2060 (D) (I)	220,000	220,000
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B,
3.45%, 12/10/2036 (D)	150,000	157,823
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A,
3.84% (C), 03/18/2035	28,826	27,919
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (C), 04/10/2031 (D)	285,000	284,512
Impac CMB Trust
Series 2004-6, Class 1A1,
1-Month LIBOR + 0.80%, 0.93% (C), 10/25/2034	24,366	24,551
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.30% (C), 08/25/2037	105,927	91,696
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1-Month LIBOR + 0.64%, 0.77% (C), 10/25/2028	14,665	14,671
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (D)	360,000	360,009
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
2.88% (C), 07/26/2048 (D)	56,452	56,431
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 1.53% (C), 08/15/2034 (D)	139,683	139,685
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (C), 12/25/2052 (D)	43,207	44,757

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (C), 01/25/2054 (D)	$ 21,167	$ 22,491
Series 2014-2A, Class A3,
3.75% (C), 05/25/2054 (D)	53,051	56,608
Series 2014-3A, Class AFX3,
3.75% (C), 11/25/2054 (D)	40,547	43,582
Series 2016-3A, Class A1B,
3.25% (C), 09/25/2056 (D)	37,607	39,809
Series 2017-1A, Class A1,
4.00% (C), 02/25/2057 (D)	78,973	85,149
Series 2017-3A, Class A1,
4.00% (C), 04/25/2057 (D)	134,724	143,669
Series 2017-4A, Class A1,
4.00% (C), 05/25/2057 (D)	50,110	53,692
Series 2018-RPL1, Class A1,
3.50% (C), 12/25/2057 (D)	63,588	66,880
Series 2019-4A, Class A1B,
3.50% (C), 12/25/2058 (D)	176,294	186,269
Series 2019-5A, Class A1B,
3.50% (C), 08/25/2059 (D)	163,795	171,338
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (D)	195,000	202,196
Queens Center Mortgage Trust
Series 2013-QCA, Class D,
3.47% (C), 01/11/2037 (D)	130,000	121,548
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 0.83% (C), 01/19/2034	45,657	45,286

Total Mortgage-Backed Securities (Cost $4,575,858)		4,471,748

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.2%
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	15,000	24,727
State of California, General Obligation Unlimited
7.30%, 10/01/2039	50,000	81,481
7.60%, 11/01/2040	55,000	98,311
University of California, Revenue Bonds,
Series AD,
4.86%, 05/15/2112	10,000	14,428

		218,947

Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	10,000	14,940

New Jersey - 0.0% (B)
New Jersey Turnpike Authority, Revenue Bonds,
Series F,
7.41%, 01/01/2040	14,000	23,412

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	15,000	21,407

Transamerica Funds	Page 9

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York City Water & Sewer System, Revenue Bonds,
Series CC,
5.88%, 06/15/2044	$ 15,000	$ 23,692
New York State Dormitory Authority, Revenue Bonds,
Series H,
5.39%, 03/15/2040	10,000	13,704
Port Authority of New York & New Jersey, Revenue Bonds,
Series 181,
4.96%, 08/01/2046	20,000	27,012

		85,815

Total Municipal Government Obligations (Cost $281,822)		343,114

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.8%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.90%, 3.90% (C), 02/01/2041	3,411	3,525
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	245,000	247,328
2.89%, 06/25/2027	132,247	141,100
3.01%, 07/25/2025	188,000	206,890
3.06% (C), 07/25/2023 - 08/25/2024	455,000	492,727
Federal National Mortgage Association
3.33% (C), 10/25/2023	38,365	40,609
3.50%, 11/01/2028 - 01/01/2029	57,375	62,797
12-Month LIBOR + 1.75%, 3.75% (C), 03/01/2041	2,247	2,250
12-Month LIBOR + 1.82%, 3.82% (C), 03/01/2041	568	571
4.00%, 10/01/2025 - 07/01/2026	14,001	14,906
4.50%, 02/01/2025	1,806	1,904
5.00%, 04/01/2039 - 11/01/2039	93,657	107,473
5.50%, 09/01/2036 - 12/01/2041	173,768	203,416
6.00%, 05/01/2038 - 04/01/2040	94,064	112,443
6.50%, 05/01/2040	27,110	32,500
Government National Mortgage Association, Interest Only STRIPS
0.71% (C), 02/16/2053	123,131	3,260
Uniform Mortgage-Backed Security
2.00%, TBA (J)	2,440,000	2,526,137
2.50%, TBA (J)	2,247,000	2,362,204
3.00%, TBA (J)	1,673,000	1,759,231
3.50%, TBA (J)	1,168,000	1,241,908
4.00%, TBA (J)	355,000	380,675

Total U.S. Government Agency Obligations (Cost $9,859,484)		9,943,854

U.S. GOVERNMENT OBLIGATIONS - 8.8%
U.S. Treasury - 7.6%
U.S. Treasury Bond
1.25%, 05/15/2050	730,000	628,941
2.00%, 02/15/2050	301,000	311,852
2.25%, 08/15/2046	95,000	103,762
2.50%, 02/15/2045 - 05/15/2046	355,000	405,998
2.75%, 08/15/2042 - 08/15/2047 (E)	481,500	575,169
2.75%, 11/15/2047	183,000	219,764
2.88%, 08/15/2045 (E)	166,000	202,637
2.88%, 05/15/2049	319,300	394,373
3.00%, 05/15/2042 (E)	58,000	71,881

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
3.00%, 08/15/2048	$ 108,100	$ 136,067
3.13%, 02/15/2042 - 05/15/2048	252,500	319,211
3.63%, 02/15/2044	503,300	686,100
4.50%, 02/15/2036	67,000	95,768
5.25%, 02/15/2029	177,000	237,152
U.S. Treasury Note
0.13%, 12/31/2022	500,000	500,039
0.25%, 08/31/2025	249,000	247,444
0.63%, 05/15/2030	366,000	352,218
0.63%, 08/15/2030 (E)	88,000	84,425
1.50%, 08/15/2026 - 02/15/2030	526,300	551,358
1.63%, 02/15/2026 - 08/15/2029 (E)	630,000	665,651
1.75%, 07/31/2021 - 05/15/2023	938,000	953,544
2.00%, 02/15/2025	93,000	99,296
2.13%, 06/30/2021	143,000	144,195
2.13%, 06/30/2022 - 05/15/2025 (E)	512,000	542,549
2.25%, 11/15/2027	18,300	20,131
2.38%, 01/31/2023	237,000	247,600
2.63%, 12/15/2021	475,000	485,391
2.88%, 08/15/2028 (E)	204,000	234,409
3.13%, 11/15/2028 (E)	126,500	148,005

		9,664,930

U.S. Treasury Inflation-Protected Securities - 1.2%
U.S. Treasury Inflation-Indexed Bond
0.25%, 02/15/2050	172,074	199,712
1.75%, 01/15/2028	89,446	110,486
2.50%, 01/15/2029	330,565	435,893
U.S. Treasury Inflation-Indexed Note
0.13%, 07/15/2030	177,627	199,597
0.63%, 01/15/2024	467,396	505,202

		1,450,890

Total U.S. Government Obligations (Cost $10,526,776)		11,115,820

COMMERCIAL PAPER - 5.6%
Banks - 2.8%
Concord Minutemen Capital Co.
0.23% (K), 02/18/2021	450,000	449,961
DnB Bank ASA
0.16% (K), 04/28/2021	450,000	449,845
Korea Development Bank
0.20% (K), 02/03/2021	360,000	359,995
Macquarie Bank, Ltd.
0.24% (K), 03/02/2021	400,000	399,953
Manhattan Asset Funding Co. LLC
0.20% (K), 03/02/2021	450,000	449,935
Natixis
0.20% (K), 04/01/2021	300,000	299,943
Skandinaviska Enskilda Banken AB
0.19% (K), 02/17/2021	500,000	499,974
Societe Generale SA
0.18% (K), 04/26/2021	250,000	249,894
Sumitomo Mitsui Brokerage Corp.
0.21% (K), 02/11/2021	400,000	399,986

		3,559,486

Capital Markets - 0.4%
Cedar Springs Capital Co. LLC
0.18% (K), 03/19/2021	450,000	449,896

Diversified Financial Services - 2.4%
Anglesea Funding PLC
0.20% (K), 02/04/2021	450,000	449,990

Transamerica Funds	Page 10

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)
Jupiter Securitization Co. LLC
0.18% (K), 02/08/2021	$ 475,000	$ 474,982
Liberty Funding LLC
0.19% (K), 03/03/2021	250,000	249,963
LMA SA / LMA Americas LLC
0.18% (K), 02/04/2021	324,000	323,994
Mont Blanc Capital Corp.
0.20% (K), 05/07/2021	375,000	374,803
Old Line Funding LLC
0.17% (K), 04/13/2021	363,000	362,874
Sheffield Receivable
0.18% (K), 02/04/2021	250,000	249,995
Starbird Funding Corp.
0.20% (K), 02/22/2021	325,000	324,966
Victory Receivables Corp.
0.20% (K), 04/01/2021	265,000	264,926

		3,076,493

Total Commercial Paper (Cost $7,085,666)		7,085,875

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.9%
U.S. Treasury Bill
0.07% (K), 03/11/2021 - 03/18/2021	670,000	669,961
0.08% (K), 03/04/2021	225,000	224,990
0.09% (K), 02/04/2021 (E)	125,000	125,000
0.09% (K), 04/01/2021	125,000	124,987

Total Short-Term U.S. Government Obligations (Cost $1,144,908)		1,144,938

	Shares	Value
OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.06% (K)	1,107,833	1,107,833

Total Other Investment Company (Cost $1,107,833)		1,107,833

Total Investments (Cost $108,683,566)		134,716,047
Net Other Assets (Liabilities) - (6.4)%		(8,134,453)

Net Assets - 100.0%		$ 126,581,594

Transamerica Funds	Page 11

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	2	03/31/2021	$442,020	$441,953	$—	$(67)
S&P 500® E-Mini Index	4	03/19/2021	756,371	741,040	—	(15,331)

Total Futures Contracts					$—	$(15,398)

INVESTMENT VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (M)	Value
ASSETS
Investments
Common Stocks	$76,037,883	$—	$—	$76,037,883
Preferred Stock	7,782	—	—	7,782
Asset-Backed Securities	—	3,633,052	—	3,633,052
Corporate Debt Securities	—	19,118,641	0	19,118,641
Foreign Government Obligations	—	705,507	—	705,507
Mortgage-Backed Securities	—	4,471,748	—	4,471,748
Municipal Government Obligations	—	343,114	—	343,114
U.S. Government Agency Obligations	—	9,943,854	—	9,943,854
U.S. Government Obligations	—	11,115,820	—	11,115,820
Commercial Paper	—	7,085,875	—	7,085,875
Short-Term U.S. Government Obligations	—	1,144,938	—	1,144,938
Other Investment Company	1,107,833	—	—	1,107,833

Total Investments	$77,153,498	$57,562,549	$0	$134,716,047

LIABILITIES
Other Financial Instruments
Futures Contracts (N)	$(15,398)	$—	$—	$(15,398)

Total Other Financial Instruments	$(15,398)	$—	$—	$(15,398)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Floating or variable rate securities. The rates disclosed are as of January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the total value of 144A securities is $13,539,650, representing 10.7% of the Fund’s net assets.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,632,853, collateralized by cash collateral of $1,107,833 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,599,946. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Security deemed worthless.
(H)	Security is Level 3 of the fair value hierarchy.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2021, the total value of securities is $220,000, representing 0.2% of the Fund’s net assets.
(J)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(K)	Rates disclosed reflect the yields at January 31, 2021.
(L)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(M)	Level 3 securities were not considered significant to the Fund.
(N)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Funds	Page 12

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Funds	Page 13

Transamerica Balanced II

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Funds	Page 14

Transamerica Balanced II

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 15